INCOME TAXES (Schedule of Unrecognized Tax Benefits Reconciliation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Balance at beginning of year	¥ 24,298	$ 3,534	¥ 38,457	¥ 42,983
Increase relating to current year tax positions	0	0	5,194	3,630
Decrease relating to prior year tax positions	(7,420)	(1,079)	(1,595)	(3,204)
Decrease relating to expiration of applicable statute of limitations	(14,745)	(2,145)	(17,758)	(4,952)
Balance at end of year	¥ 2,133	$ 310	¥ 24,298	¥ 38,457